                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/06

Item 1. Report to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen U.S. Mortgage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 6/30/06

                                A SHARES               B SHARES               C SHARES
                              since 5/31/84          since 8/24/92          since 8/13/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              7.80%       7.56%      4.76%       4.76%      4.29%       4.29%

10-year                      5.26        4.75       4.43        4.43       4.42        4.42

5-year                       3.97        2.97       3.17        2.92       3.16        3.16

1-year                       0.11       -4.61      -0.59       -4.40      -0.66       -1.62

6-month                     -0.30       -5.03      -0.68       -4.57      -0.68       -1.66
--------------------------------------------------------------------------------------------

30-Day SEC Yields                 5.34%                  4.86%                  4.86%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since-inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Merrill Lynch 1-10 Year Treasury Index(R) is generally representative of fixed-rate, coupon bearing U.S. Treasury securities with a maturity range of one to ten years. The Lehman Brothers Mortgage Index(R) is a total return index made up of all fixed-rate securities backed by mortgage-backed securities. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for Lehman Brothers Mortgage Index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

MARKET CONDITIONS

The first six months of 2006 provided few surprises in the bond market. As was widely expected, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the rate to 5.25 percent at the end of June. In the Fed's view, the U.S. economy remains on solid footing, and core inflation is still relatively low, though most measures of core inflation are either at or above the high end of the range viewed as acceptable by the Fed.

Also as expected, longtime Fed Chairman Alan Greenspan retired in January after a term of more than 18 years. Ben S. Bernanke replaced Greenspan as Chairman, and in his first Congressional testimony in the role acknowledged some risks to the Fed's relatively contained inflation forecast, as well as the potential for upward pressure on inflation in the event of continued high energy prices and other building inflationary pressures. Comments made by Fed members after their May and June meetings indicated that they would rely heavily on economic data in making future decisions concerning the direction of interest rates. In fact, based on these comments it appears that the Fed will be driven by the weight of the economic data more so now than perhaps at anytime over the past few years.

Within the government sector, U.S. Treasuries underperformed over the six-month period because of their high sensitivity to fluctuating interest rates and their relatively low yields. Yield spreads (a measure of market risk) of agency debentures and mortgages remained tight relative to Treasuries. Early in the period, lower-coupon mortgages outperformed higher-coupon mortgages. As is typical during periods of rising interest rates, prepayment speeds on mortgages slowed, making the higher yield offered by these issues more attractive. This trend reversed course in the second half of the period, as higher coupon, longer dated mortgage-backed issues out performed their lower-coupon counterparts.

PERFORMANCE ANALYSIS

The fund returned -0.30 percent for the six months ended June 30, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Merrill Lynch 1-10 Year Treasury Index and the Lehman Brothers Mortgage Index, returned -0.09 percent and -0.06 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

---------------------------------------------------------------------------
                                     MERRILL LYNCH
                                       1-10 YEAR      LEHMAN BROTHERS
                                       TREASURY          MORTGAGE
      CLASS A   CLASS B   CLASS C      INDEX(R)          INDEX(R)

      -0.30%    -0.68%    -0.68%        -0.09%            -0.06%
---------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

During the period, we kept the fund's overall duration (a measure of interest rate sensitivity) well below that of the Merrill Lynch benchmark. This posture was beneficial as interest rates rose across the market, especially in the short-and intermediate-portions of the yield curve.

Our focus on higher-coupon mortgage backed securities with slow prepayments boosted the fund's yield, and benefited performance. Gains from these securities were offset, however, by a large underweight in lower- and current-coupon issues, which detracted from the fund's relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

SUMMARY OF INVESTMENTS BY COUPON DISTRIBUTION AS OF 6/30/06
Up to 5.9                                                        65.7%
6.0-6.9                                                          17.0
7.0-7.9                                                          12.8
8.0-8.9                                                           3.4
9.0-9.9                                                           0.6
10.0 or more                                                      0.5

ASSET ALLOCATION AS OF 6/30/06
FNMA                                                             73.1%
FHLMC                                                            19.1
REMIC/CMO                                                        17.9
GNMA                                                              3.7
Treasury Securities                                               1.5
                                                                -----
Total Long-Term Investments                                     115.3
Purchased Options                                                 0.1
Short-Term Investments                                           20.5
Liabilities in Excess of Other Assets                           -35.9
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Coupon distribution is as a percentage of long-term investments. Asset allocation is as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/06 - 6/30/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/06           6/30/06       1/1/06-6/30/06
Class A
  Actual......................................    $1,000.00        $  997.05          $ 4.65
  Hypothetical................................     1,000.00         1,020.09            4.71
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           993.16            8.50
  Hypothetical................................     1,000.00         1,016.29            8.60
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           993.16            8.50
  Hypothetical................................     1,000.00         1,016.29            8.60
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, 1.72%, and 1.72% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           ADJUSTABLE RATE MORTGAGE BACKED
           SECURITIES  7.9%
 $34,491   Federal National Mortgage
           Association........................  6.034%         01/01/36         $   35,551,616
   4,476   Federal National Mortgage
           Association........................  5.164          07/01/33              4,503,323
  10,646   Federal National Mortgage
           Association........................  5.973          03/01/36             10,865,147
  10,589   Federal National Mortgage
           Association........................  6.039          03/01/36             10,880,518
  21,871   Federal National Mortgage
           Association........................  6.447          04/01/36             22,855,222
                                                                                --------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  7.9%.......................       84,655,826
                                                                                --------------

           COLLATERALIZED MORTGAGE
           OBLIGATIONS  25.8%
  24,425   Countrywide Alternative Loan Trust
           (a)................................   *             08/25/46              1,297,578
   6,135   Countrywide Alternative Loan
           Trust..............................  5.169          04/25/36              6,135,352
   6,900   Countrywide Alternative Loan
           Trust..............................  5.463          06/25/46              6,888,478
   8,673   Countrywide Alternative Loan Trust
           (Floating Rate)....................  5.417          03/25/36              8,687,325
   6,312   Countrywide Alternative Loan Trust
           (Floating Rate)....................  5.567          02/15/45              6,316,387
  34,838   Countrywide Alternative Loan Trust
           (Interest Only)....................  0.239          03/20/46              1,695,509
  49,929   Countrywide Alternative Loan Trust
           (Interest Only)....................  0.664          02/25/36              1,847,430
 179,099   Countrywide Alternative Loan Trust
           (Interest Only)....................  0.837          12/20/35              3,246,176
   5,786   Countrywide Home Loans (Floating
           Rate)..............................  4.840          04/25/46              5,801,975
 126,975   Countrywide Home Loans (Interest
           Only)..............................  1.406          02/25/35              2,618,851
   8,156   DSLA Mortgage Loan Trust (Floating
           Rate)..............................  5.083          04/19/47              8,155,924
   7,803   Federal Home Loan Mortgage Corp.
           (Floating Rate)....................  5.472          09/25/45              7,831,390
  14,699   Federal Home Loan Mortgage Corp.
           (Interest Only)....................   *       06/15/31 to 03/15/32          876,880
   3,635   Federal Home Loan Mortgage Corp.
           (Interest Only)....................  6.150          03/15/32                242,426
   3,665   Federal Home Loan Mortgage Corp.
           (Interest Only)....................  6.500          05/15/33                920,645
   2,743   Federal Home Loan Mortgage Corp.
           (Interest Only)....................  8.000          06/01/31                677,117

See Notes to Financial Statements                                             11

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  $9,000   Federal National Mortgage
           Association........................  6.022%         11/25/10         $    9,145,956
  29,000   Federal National Mortgage
           Association........................  6.740          08/25/07             29,210,563
   1,790   Federal National Mortgage
           Association........................  7.500          01/19/39              1,846,840
   1,043   Federal National Mortgage
           Association (Floating Rate)........  4.290          10/25/34              1,031,803
  16,193   Federal National Mortgage
           Association (Floating Rate)........  5.373          11/25/28             16,205,794
   7,861   Federal National Mortgage
           Association (Floating Rate)........  5.522          05/25/35              7,897,546
  89,659   Federal National Mortgage
           Association (Interest Only)........   *             03/25/36              2,353,539
   1,804   Federal National Mortgage
           Association (Floating Rate)
           REMIC..............................  5.708          05/28/35              1,808,152
   6,603   Federal National Mortgage
           Association (Interest Only)........  6.000    08/25/32 to 11/25/32        1,095,897
   6,051   Federal National Mortgage
           Association (Interest Only)........  6.500    06/01/31 to 05/25/33        1,491,409
     829   Federal National Mortgage
           Association (Interest Only)........  7.000          03/01/32                225,131
   4,981   Federal National Mortgage
           Association (Interest Only)........  7.500    11/01/29 to 01/01/32        1,318,272
   6,706   Federal National Mortgage
           Association (Interest Only)........  5.300          07/25/34                172,020
     372   Federal National Mortgage
           Association (Interest Only)
           REMIC..............................   *             07/25/32                  7,497
   2,878   Federal National Mortgage
           Association (Interest Only)
           REMIC..............................  6.000          08/25/32                479,740
   3,174   Federal National Mortgage
           Association (Interest Only)
           REMIC..............................  7.000          04/25/33                835,149
   2,748   Federal National Mortgage
           Association REMIC..................  7.000          08/25/20              2,814,267
   6,770   Government National Mortgage
           Association (Interest Only)........   *             12/16/25                346,455
   3,549   Government National Mortgage
           Association (Interest Only)
           REMIC..............................  2.791          05/16/32                185,851
   7,763   Greenpoint Mortgage Funding Trust
           (Floating Rate)....................  5.643          08/25/35              7,773,054
  31,849   Greenpoint Mortgage Funding Trust
           (Interest Only)....................  1.206          08/25/45                975,383
  65,038   Greenpoint Mortgage Funding Trust
           (Interest Only)....................  1.802          10/25/45              2,012,126
  74,220   Greenpoint Mortgage Funding Trust
           (Interest Only)....................  2.073          06/25/45              2,180,213

 12                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 $98,413   Greenpoint Mortgage Funding Trust
           (Interest Only)....................   *             06/25/45         $    2,306,566
      37   Harborview Mortgage Loan Trust.....   *       07/20/36 to 03/19/37           27,371
  88,652   Harborview Mortgage Loan Trust
           (Interest Only)....................  1.215%         03/19/37              4,349,497
  65,000   Harborview Mortgage Loan Trust
           (Interest Only)....................  2.137          07/20/36              2,803,125
   7,575   Indymac Index Mortgage Loan
           Trust..............................  5.443          07/25/46              7,590,776
  84,772   Indymac Index Mortgage Loan Trust
           (Interest Only)....................  0.725          07/25/35              2,622,637
   5,938   Luminent Mortgage Trust (Floating
           Rate)..............................  4.850          02/25/46              5,948,516
   5,726   Luminent Mortgage Trust (Floating
           Rate)..............................  5.563          01/25/36              5,743,646
   3,159   Residential Accredit Loans, Inc.
           (Floating Rate)....................  5.583          02/25/46              3,162,577
  11,154   Residential Accredit Loans, Inc.
           (Floating Rate)....................  5.592          02/25/46             11,180,735
   2,933   Residential Accredit Loans, Inc.
           (Floating Rate)....................  5.593          02/25/46              2,945,598
   7,475   Residential Accredit Loans, Inc.
           (Floating Trust)...................  5.580          06/25/46              7,475,000
   9,536   Structured Asset Mortgage
           Investments, Inc (Floating Rate)...  4.760          04/25/36              9,542,395
   6,700   Structured Asset Mortgage
           Investments, Inc (Floating Rate)
           (a)................................  5.583          06/25/46              6,714,889
  11,958   Structured Asset Mortgage
           Investments, Inc. (Floating
           Rate)..............................  5.633          02/25/36             11,998,452
   4,487   Washington Mutual..................  5.682          07/25/45              4,500,446
   6,347   Washington Mutual (Floating
           Rate)..............................  5.222          04/25/46              6,407,571
   6,935   Washington Mutual (Floating
           Rate)..............................  5.423          05/25/46              6,930,845
   5,347   Washington Mutual (Floating
           Rate)..............................  5.593          04/25/45              5,355,261
   6,339   Washington Mutual (Floating
           Rate)..............................  5.683          12/25/45              6,364,010
   6,100   Zuni Mortgage Loan Trust...........  5.480          06/25/36              6,085,703
                                                                                --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  25.8%.............................      274,707,716
                                                                                --------------

           MORTGAGE BACKED SECURITIES  80.2%
   5,347   Federal Home Loan Mortgage
           Corp. .............................  6.500    07/01/14 to 08/01/33        5,402,184
  21,234   Federal Home Loan Mortgage
           Corp. .............................  7.500    06/01/17 to 07/01/33       22,000,195
   6,569   Federal Home Loan Mortgage
           Corp. .............................  8.000    12/01/19 to 05/01/32        6,929,381
   6,293   Federal Home Loan Mortgage
           Corp. .............................  8.500    10/01/10 to 08/01/31        6,727,465
   1,701   Federal Home Loan Mortgage
           Corp. ............................. 10.000    01/01/09 to 08/01/21        1,829,938
       8   Federal Home Loan Mortgage
           Corp. ............................. 10.250          11/01/09                  8,591
   1,301   Federal Home Loan Mortgage
           Corp. ............................. 11.000    11/01/09 to 01/01/21        1,410,627

See Notes to Financial Statements                                             13

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
     $36   Federal Home Loan Mortgage Corp.
           (FHA/VA)........................... 10.000%   09/01/10 to 01/01/19   $       38,232
  29,200   Federal Home Loan Mortgage Corp.,
           August.............................  5.000            TBA                27,265,500
     950   Federal Home Loan Mortgage Corp.,
           August.............................  5.500            TBA                   931,000
  62,100   Federal Home Loan Mortgage Corp.,
           July...............................  5.000            TBA                59,073,097
  59,400   Federal Home Loan Mortgage Corp.,
           July...............................  5.500            TBA                58,267,717
   3,350   Federal Home Loan Mortgage Corp.,
           July...............................  6.000            TBA                 3,298,705
   5,379   Federal National Mortgage
           Association........................  8.500          09/01/32              5,783,453
 123,495   Federal National Mortgage
           Association........................  4.500    05/01/19 to 12/01/99      114,286,073
  73,703   Federal National Mortgage
           Association........................  5.500    12/01/32 to 12/01/34       71,011,690
   2,039   Federal National Mortgage
           Association........................  6.000    07/01/12 to 09/01/14        2,045,449
  36,622   Federal National Mortgage
           Association........................  6.500    11/01/13 to 12/01/33       36,992,382
 167,802   Federal National Mortgage
           Association........................  7.000    01/01/09 to 06/01/36      171,829,038
  18,916   Federal National Mortgage
           Association........................  7.500    04/01/15 to 12/01/32       19,602,273
  20,024   Federal National Mortgage
           Association........................  8.000    12/01/16 to 08/01/32       21,138,835
   2,304   Federal National Mortgage
           Association........................  8.500    08/01/14 to 06/01/21        2,422,410
     561   Federal National Mortgage
           Association........................  9.000    05/01/09 to 02/01/21          590,155
   1,041   Federal National Mortgage
           Association........................  9.500    05/01/20 to 04/01/30        1,138,809
     646   Federal National Mortgage
           Association........................ 10.000    11/01/18 to 05/01/22          703,298
     508   Federal National Mortgage
           Association........................ 10.500    06/01/10 to 05/01/21          550,196
     165   Federal National Mortgage
           Association........................ 11.000    05/01/12 to 07/01/19          175,585
      76   Federal National Mortgage
           Association........................ 11.500    12/01/09 to 09/01/15           82,368
       6   Federal National Mortgage
           Association........................ 12.500          03/01/15                  6,292
     180   Federal National Mortgage
           Association........................ 13.000          06/01/15                199,691

 14                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
     $25   Federal National Mortgage
           Association (MFMR).................  9.000%         03/01/08         $       25,108
  30,700   Federal National Mortgage
           Association, August................  5.000            TBA                28,685,313
  61,900   Federal National Mortgage
           Association, August................  5.500            TBA                59,424,000
  14,950   Federal National Mortgage
           Association, August................  7.000            TBA                15,281,711
   3,000   Federal National Mortgage
           Association, July..................  4.500            TBA                 2,835,936
  63,650   Federal National Mortgage
           Association, July..................  5.000            TBA                61,302,906
   9,350   Federal National Mortgage
           Association, July..................  6.000            TBA                 6,958,344
   9,329   Government National Mortgage
           Association........................  5.500    05/15/33 to 10/15/34        9,055,219
   3,367   Government National Mortgage
           Association........................  6.000    01/15/28 to 04/15/29        3,349,982
   1,038   Government National Mortgage
           Association........................  6.500    04/15/26 to 12/15/28        1,054,601
   2,970   Government National Mortgage
           Association........................  7.000    08/15/22 to 10/15/30        3,065,519
   5,547   Government National Mortgage
           Association........................  7.500    01/15/17 to 02/15/30        5,800,018
   2,505   Government National Mortgage
           Association........................  8.000    08/15/07 to 01/15/22        2,640,292
   2,278   Government National Mortgage
           Association........................  8.500    06/15/16 to 06/15/23        2,444,840
   4,045   Government National Mortgage
           Association........................  9.000    10/15/08 to 08/15/24        4,348,242
   2,743   Government National Mortgage
           Association........................  9.500    07/15/09 to 09/15/22        2,991,162
     751   Government National Mortgage
           Association........................ 10.500    09/15/10 to 10/15/19          827,505
     164   Government National Mortgage
           Association........................ 11.000    03/15/10 to 12/15/18          179,111
     227   Government National Mortgage
           Association........................ 11.500    10/15/10 to 02/15/16          250,563
     130   Government National Mortgage
           Association........................ 12.000    11/15/12 to 07/15/15          145,104
      63   Government National Mortgage
           Association........................ 12.250    06/15/14 to 06/15/15           68,848
     169   Government National Mortgage
           Association........................ 12.500    05/15/10 to 08/15/15          186,154
     104   Government National Mortgage
           Association........................ 13.000    01/15/11 to 05/15/15          114,694

See Notes to Financial Statements                                             15

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
  $1,375   Government National Mortgage
           Association II.....................  6.000%         04/20/29         $    1,364,507
      10   Government National Mortgage
           Association II.....................  8.500          02/20/17                 10,735
     252   Government National Mortgage
           Association II..................... 10.500    04/20/14 to 05/20/19          276,838
     208   Government National Mortgage
           Association II..................... 11.000    09/20/13 to 08/20/19          227,614
      94   Government National Mortgage
           Association II..................... 11.500    08/20/13 to 07/20/19          104,681
      81   Government National Mortgage
           Association II..................... 12.000    09/20/13 to 12/20/15           90,579
      79   Government National Mortgage
           Association II..................... 12.500    10/20/13 to 09/20/15           86,384
                                                                                --------------
TOTAL MORTGAGE BACKED SECURITIES  80.2%......................................      854,937,139
                                                                                --------------

           UNITED STATES TREASURY
           OBLIGATIONS  1.5%
  12,250   United States Treasury Bonds.......  6.375          08/15/27             13,908,540
   2,000   United States Treasury Notes.......  4.500          02/28/11              1,950,782
                                                                                --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS.....................................       15,859,322
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS  115.3%
      (Cost $1,243,973,505)..................................................    1,230,160,003
                                                                                --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

DESCRIPTION                          CONTRACTS    EXPIRATION DATE    EXERCISE PRICE   MARKET VALUE
PURCHASED OPTIONS  0.1%
EuroDollar Futures, June 2007 (Cost
  $757,501)........................    2,905         06/01/07            94.25         1,270,938
                                                                                       ---------


SHORT-TERM INVESTMENTS  20.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS  0.2%
United States Treasury Bills ($1,750,000 par, yielding 4.266%, 07/13/06 maturity)
  (b)............................................................................        1,747,515

REPURCHASE AGREEMENT  20.3%
State Street Bank & Trust Co. ($217,149,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 06/30/06,
  to be sold on 07/03/06 at $217,241,288)........................................      217,149,000
                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $218,896,515)............................................................      218,896,515
                                                                                    --------------

TOTAL INVESTMENTS  135.9%
  (Cost $1,463,627,521)..........................................................    1,450,327,456
LIABILITIES IN EXCESS OF OTHER ASSETS  (35.9%)...................................     (383,825,945)
                                                                                    --------------

NET ASSETS  100.0%...............................................................   $1,066,501,511
                                                                                    ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

MFMR--Multi Family Mortgage Revenue

REMIC--Real Estate Mortgage Investment Conduits

TBA-- To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

See Notes to Financial Statements                                             17

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures September 2006
  (Current Notional Value of $104,860 per contract).........      740        $(362,832)
U.S. Treasury Notes 5-Year Futures September 2006
  (Current Notional Value of $103,406 per contract).........      191         (103,454)
U.S. Treasury Bonds Futures September 2006
  (Current Notional Value of $106,656 per contract).........      532           77,148
                                                                -----        ---------
                                                                1,463         (389,138)
                                                                -----        ---------
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures September 2006
  (Current Notional Value of $202,781 per contract).........    1,030          734,823
                                                                -----        ---------
                                                                2,493        $ 345,685
                                                                =====        =========

 18                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2006 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $217,149,000 (Cost $1,463,627,521)........................  $1,450,327,456
Cash........................................................           5,825
Receivables:
  Investments Sold..........................................     236,115,865
  Interest..................................................       5,391,204
  Variation Margin on Futures...............................         638,582
  Fund Shares Sold..........................................         146,259
  Principal Paydowns........................................          66,201
Other.......................................................         214,458
                                                              --------------
    Total Assets............................................   1,692,905,850
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     621,709,822
  Fund Shares Repurchased...................................       1,814,046
  Income Distributions......................................       1,421,187
  Distributor and Affiliates................................         450,557
  Investment Advisory Fee...................................         413,625
Accrued Expenses............................................         300,522
Trustees' Deferred Compensation and Retirement Plans........         294,580
                                                              --------------
    Total Liabilities.......................................     626,404,339
                                                              --------------
NET ASSETS..................................................  $1,066,501,511
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,211,420,707
Accumulated Undistributed Net Investment Income.............      (1,978,931)
Net Unrealized Depreciation.................................     (12,954,380)
Accumulated Net Realized Loss...............................    (129,985,885)
                                                              --------------
NET ASSETS..................................................  $1,066,501,511
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $984,779,880 and 74,328,739 shares of
    beneficial interest issued and outstanding).............  $        13.25
    Maximum sales charge (4.75%* of offering price).........             .66
                                                              --------------
    Maximum offering price to public........................  $        13.91
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $67,945,276 and 5,150,477 shares of
    beneficial interest issued and outstanding).............  $        13.19
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,776,355 and 1,045,468 shares of
    beneficial interest issued and outstanding).............  $        13.18
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 33,483,789
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,608,682
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,175,069, $378,022 and $74,354,
  respectively).............................................     1,627,445
Shareholder Services........................................       734,641
Custody.....................................................       195,921
Legal.......................................................        54,377
Trustees' Fees and Related Expenses.........................        18,765
Other.......................................................       349,958
                                                              ------------
    Total Expenses..........................................     5,589,789
    Less Credits Earned on Cash Balances....................        58,583
                                                              ------------
    Net Expenses............................................     5,531,206
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 27,952,583
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(18,061,496)
  Futures...................................................    (2,222,946)
                                                              ------------
Net Realized Loss...........................................   (20,284,442)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (1,273,373)
                                                              ------------
  End of the Period:
    Investments.............................................   (13,300,065)
    Futures.................................................       345,685
                                                              ------------
                                                               (12,954,380)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (11,681,007)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(31,965,449)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (4,012,866)
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2006      DECEMBER 31, 2005
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   27,952,583      $   49,195,341
Net Realized Gain/Loss................................      (20,284,442)            836,664
Net Unrealized Depreciation During the Period.........      (11,681,007)        (20,321,358)
                                                         --------------      --------------
Change in Net Assets from Operations..................       (4,012,866)         29,710,647
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (26,145,558)        (53,148,140)
  Class B Shares......................................       (1,633,109)         (3,805,694)
  Class C Shares......................................         (322,691)           (781,461)
                                                         --------------      --------------
Total Distributions...................................      (28,101,358)        (57,735,295)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (32,114,224)        (28,024,648)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       22,897,070          64,429,665
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       19,834,599          40,487,450
Cost of Shares Repurchased............................     (126,349,020)       (263,085,701)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (83,617,351)       (158,168,586)
                                                         --------------      --------------
TOTAL DECREASE IN NET ASSETS..........................     (115,731,575)       (186,193,234)
NET ASSETS:
Beginning of the Period...............................    1,182,233,086       1,368,426,320
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of ($1,978,931) and
  ($1,830,156), respectively).........................   $1,066,501,511      $1,182,233,086
                                                         ==============      ==============

See Notes to Financial Statements                                             21

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                      YEAR ENDED DECEMBER 31,
CLASS A SHARES                JUNE 30,    --------------------------------------------------------
                                2006        2005        2004        2003        2002        2001
                             ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $13.63     $  13.94    $  14.07    $  14.60    $  14.36    $  14.04
                               ------     --------    --------    --------    --------    --------
  Net Investment Income
    (a).....................      .34          .54         .43         .50         .59         .78
  Net Realized and
    Unrealized Gain/Loss....     (.38)        (.21)        .10        (.24)        .48         .33
                               ------     --------    --------    --------    --------    --------
Total from Investment
  Operations................     (.04)         .33         .53         .26        1.07        1.11
Less Distributions from Net
  Investment Income.........      .34          .64         .66         .79         .83         .79
                               ------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD....................   $13.25     $  13.63    $  13.94    $  14.07    $  14.60    $  14.36
                               ======     ========    ========    ========    ========    ========

Total Return (b)............   -0.30%*       2.40%       3.88%       1.87%       7.61%       8.17%
Net Assets at End of the
  Period (In millions)......   $984.8     $1,082.1    $1,229.1    $1,382.2    $1,606.1    $1,551.9
Ratio of Expenses to Average
  Net Assets................     .94%         .90%        .94%        .92%        .90%        .87%
Ratio of Net Investment
  Income to Average Net
  Assets....................    5.07%        3.93%       3.05%       3.50%       4.06%       5.46%
Portfolio Turnover..........     237%*        430%        542%        519%(c)     101%         32%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 22                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                       JUNE 30,     ----------------------------------------------
                                       2006        2005      2004      2003      2002      2001
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $13.58      $13.89    $14.02    $14.55    $14.31    $14.02
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........      .29         .43       .32       .39       .48       .66
  Net Realized and Unrealized
    Gain/Loss......................     (.39)       (.21)      .10      (.24)      .48       .33
                                      ------      ------    ------    ------    ------    ------
Total from
  Investment Operations............     (.10)        .22       .42       .15       .96       .99
Less Distributions from Net
  Investment Income................      .29         .53       .55       .68       .72       .70
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD.......................   $13.19      $13.58    $13.89    $14.02    $14.55    $14.31
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................   -0.68%*      1.61%     3.08%     1.07%     6.81%     7.32%
Net Assets at End of the
  Period (In millions).............   $ 67.9      $ 83.7    $115.3    $164.3    $210.6    $140.5
Ratio of Expenses to Average
  Net Assets.......................    1.72%       1.68%     1.72%     1.71%     1.69%     1.68%
Ratio of Net Investment
  Income to Average
  Net Assets.......................    4.29%       3.15%     2.27%     2.72%     3.32%     4.59%
Portfolio Turnover.................     237%*       430%      542%      519%(c)   101%       32%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

See Notes to Financial Statements                                             23

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS C SHARES                       JUNE 30,     ----------------------------------------------
                                       2006        2005      2004      2003      2002      2001
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $13.56      $13.87    $14.00    $14.53    $14.29    $14.00
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........      .28         .43       .32       .39       .48       .65
  Net Realized and Unrealized
    Gain/Loss......................     (.37)       (.21)      .10      (.24)      .48       .34
                                      ------      ------    ------    ------    ------    ------
Total from
  Investment Operations............     (.09)        .22       .42       .15       .96       .99
Less Distributions from Net
  Investment Income................      .29         .53       .55       .68       .72       .70
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD.......................   $13.18      $13.56    $13.87    $14.00    $14.53    $14.29
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................   -0.68%*      1.61%     3.08%     1.07%(c)  6.81%     7.25%
Net Assets at End of the
  Period (In millions).............   $ 13.8      $ 16.4    $ 24.0    $ 37.7    $ 51.0    $ 32.2
Ratio of Expenses to Average Net
  Assets...........................    1.72%       1.68%     1.73%     1.70%(c)  1.69%     1.68%
Ratio of Net Investment
  Income to Average
  Net Assets.......................    4.29%       3.15%     2.28%     2.72%(c)  3.32%     4.56%
Portfolio Turnover.................     237%*       430%      542%      519%(d)   101%       32%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 24                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen U.S. Mortgage Fund (the "Fund") is organized as a series of the Van Kampen U.S. Government Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund commenced investment operations on May 31, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. There were no sales of Class I Shares as of June 30, 2006.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2006, the Fund had $451,318,227 of when-issued, delayed delivery or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due to the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the prior fiscal year, $27,335,492 of the capital loss carryforward expired. At December 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $109,188,456 which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$38,044,636.................................................  December 31, 2007
 20,507,262.................................................  December 31, 2008
  1,926,693.................................................  December 31, 2010
 36,308,459.................................................  December 31, 2011
 12,401,406.................................................  December 31, 2013

    At June 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,463,749,704
                                                              ==============
Gross tax unrealized appreciation...........................  $    6,486,611
Gross tax unrealized depreciation...........................     (19,908,859)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (13,422,248)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

    The tax character of distributions paid during the year ended December 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $57,741,636
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $57,741,636
                                                              ===========

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $979,936
Undistributed long-term capital gain........................       -0-

F. EXPENSE REDUCTIONS During the six months ended June 30, 2006, the Fund's custody fee was reduced by $58,583 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .470%
Next $500 million...........................................     .445%
Next $500 million...........................................     .420%
Next $500 million...........................................     .395%
Next $2.5 billion...........................................     .370%
Next $2.5 billion...........................................     .345%
Next $2.5 billion...........................................     .320%
Next $2.5 billion...........................................     .295%
Over $12.5 billion..........................................     .270%

    For the six months ended June 30, 2006, the Fund recognized expenses of approximately $19,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $63,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $572,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $196,674 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $36,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $99,500. Sales charges do not represent expenses of the Fund.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2006 and the year ended December 31, 2005, transactions were as follows:

                                              FOR THE                        FOR THE
                                         SIX MONTHS ENDED                   YEAR ENDED
                                           JUNE 30, 2006                DECEMBER 31, 2005
                                    ---------------------------    ----------------------------
                                      SHARES          VALUE          SHARES           VALUE
Sales:
  Class A.........................   1,516,222    $  20,414,620      4,074,042    $  56,335,422
  Class B.........................     140,692        1,884,915        447,101        6,161,381
  Class C.........................      44,714          597,535        140,743        1,932,862
                                    ----------    -------------    -----------    -------------
Total Sales.......................   1,701,628    $  22,897,070      4,661,886    $  64,429,665
                                    ==========    =============    ===========    =============
Dividend Reinvestment:
  Class A.........................   1,356,275    $  18,201,083      2,662,869    $  36,730,935
  Class B.........................     103,056        1,377,733        230,070        3,161,613
  Class C.........................      19,160          255,783         43,341          594,902
                                    ----------    -------------    -----------    -------------
Total Dividend Reinvestment.......   1,478,491    $  19,834,599      2,936,280    $  40,487,450
                                    ==========    =============    ===========    =============
Repurchases:
  Class A.........................  (7,911,228)   $(106,429,874)   (15,544,949)   $(214,652,895)
  Class B.........................  (1,257,760)     (16,846,835)    (2,818,017)     (38,739,775)
  Class C.........................    (229,493)      (3,072,311)      (706,273)      (9,693,031)
                                    ----------    -------------    -----------    -------------
Total Repurchases.................  (9,398,481)   $(126,349,020)   (19,069,239)   $(263,085,701)
                                    ==========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2006, the Fund received redemption fees of approximately $1,000, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fee paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of government securities, including paydowns on mortgage-backed securities and excluding short-term investments, were $3,126,364,890 and $3,022,476,968, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, for the six months ended June 30, 2006, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2005............................    2,579
Futures Opened..............................................    6,831
Futures Closed..............................................   (6,917)
                                                               ------
Outstanding at June 30, 2006................................    2,493
                                                               ======

B. INDEXED SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio.

C. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) and underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Fund may invest in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or branches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $8,425,500 and $113,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative suit which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss the action described in the next paragraph. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

defendants' motion to dismiss the action described in the next paragraph. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above.

    The derivative plaintiff in the action described in the preceding paragraph filed a separate derivative action against the Adviser, certain affiliates of the Adviser, the individual trustees of certain Van Kampen funds, and certain unaffiliated entities. The named investment companies, including the Fund, were listed as nominal defendants. The complaint alleged that certain unaffiliated entities engaged in or facilitated market timing and late trading in the Van Kampen funds, and that the Adviser, certain affiliates of the Adviser, and the trustees failed to prevent and/or detect such market timing and late trading. The complaint sought, among other things, the removal of the current trustees of the funds, rescission of the management contracts and distribution plans for the funds, disgorgement of fees and profits from the Adviser and its affiliates, and monetary damages. The court initially granted in part and denied in part defendants' motion to dismiss this complaint. The defendants moved the court to reconsider those claims it denied. The plaintiff thereafter voluntarily dismissed the independent trustees from the action without prejudice. On June 14, 2006, the court entered an order granting defendants' motion for reconsideration and dismissing all claims in the action.

VAN KAMPEN U.S. MORTGAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  40, 340, 540
                                                                 USGF SAR 8/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02156P-Y06/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Government Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006